UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SB CAPITAL AND INCOME FUND

FORM N-Q

SEPTEMBER 30, 2004

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK - 48.7%

CONSUMER DISCRETIONARY - 4.9%

Hotels, Restaurants & Leisure - 0.3%
100,000	Brinker International, Inc. (a)	$3,115,000
50,000	CBRL Group, Inc. (b)	1,804,000
30,000	McDonald’s Corp.	840,900

		5,759,900

Household Durables - 0.3%
317,200	Newell Rubbermaid Inc.	6,356,688

Leisure Equipment & Products - 0.1%
165,000	Mattel, Inc.	2,991,450

Media - 3.2%
130,000	Cablevision Systems New York Group, Class A Shares (a)(b)	2,636,400
115,000	EchoStar Communications Corp., Class A Shares (a)	3,578,800
75,000	The Interpublic Group of Cos, Inc (a)(b)	794,250
141,495	Liberty Media Corp., Class A Shares (a)	1,233,836
45,050	Liberty Media International, Inc. (a)	1,502,958
100,000	The News Corp. Ltd., ADR	3,133,000
302,583	NTL Inc. (a)	18,781,327
59,400	ProQuest Co. (a)(b)	1,526,580
73,000	SES Global (a)	712,491
1,154,849	Telewest Global, Inc. (a)(b)	13,419,345
225,000	Time Warner Inc. (a)	3,631,500
2,149,876	UnitedGlobalCom, Inc., Class A Shares (a)(b)	16,059,574
106,000	Viacom Inc., Class B Shares	3,557,360

		70,567,421

Multiline Retail - 0.7%
60,000	Dollar General Corp.	1,209,000
250,000	Federated Department Stores, Inc.	11,357,500
60,000	Wal-Mart Stores, Inc.	3,192,000

		15,758,500

Specialty Retail - 0.3%
35,000	Best Buy Co., Inc.	1,898,400
65,000	Boise Cascade Corp. (c)	2,163,200
75,000	Linens n’ Things, Inc. (a)(b)	1,737,750

		5,799,350

Textiles & Apparel - 0.0%
30,000	Reebok International Ltd. (b)	1,101,600

	TOTAL CONSUMER DISCRETIONARY	108,334,909

CONSUMER STAPLES - 1.9%

Food & Drug Retailing - 0.5%
89,800	Performance Food Group Co. (a)(b)	2,128,260
540,000	The Kroger Co. (a)	8,380,800

		10,509,060

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE
Food Products - 0.3%
62,400	Kellogg Co.	$2,661,984
115,000	Sara Lee Corp.	2,628,900
55,000	The J.M. Smucker Co. (b)	2,442,550

		7,733,434

Household Products - 0.5%
180,000	Kimberly-Clark Corp.	11,626,200

Personal Products - 0.0%
8,200	The Estee Lauder Cos. Inc., Class A Shares	342,760

Tobacco - 0.6%
265,000	Altria Group, Inc.	12,465,600

	TOTAL CONSUMER STAPLES	42,677,054

ENERGY - 6.3%

Energy Equipment & Services - 2.3%
375,600	ENSCO International Inc.(b)	12,270,852
197,500	Nabors Industries, Ltd. (a)	9,351,625
994,000	Patterson-UTI Energy, Inc.	18,955,580
363,900	Rowan Co., Inc. (a)(b)	9,606,960

		50,185,017

Oil & Gas - 4.0%
440,700	BP PLC, ADR (d)	25,353,471
398,600	Marathon Oil Corp.	16,454,208
152,400	Nexen Inc.	6,368,796
400,200	Total SA, ADR (b)(d)	40,888,434

		89,064,909

	TOTAL ENERGY	139,249,926

FINANCIALS - 11.1%

Banks - 2.0%
398,848	Bank of America Corp.	17,282,084
60,000	The Bank of New York Co., Inc.	1,750,200
50,000	Comerica Inc. (b)	2,967,500
6,000	Golden West Financial Corp. (b)	665,700
25,000	M&T Bank Corp. (b)	2,392,500
100,000	U.S. Bancorp	2,890,000
50,000	Wachovia Corp.	2,347,500
186,500	Wells Fargo & Co.	11,120,995
40,000	Zions Bancorp. (b)	2,441,600

		43,858,079

Diversified Financials - 1.6%
35,000	American Express Co.	1,801,100
65,000	Capital One Financial Corp. (b)	4,803,500
19,998	Countrywide Financial Corp.	787,721
230,000	Freddie Mac (e)	15,005,200
20,000	The Goldman Sachs Group, Inc.	1,864,800

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 1.6% (continued)
123,200	JPMorgan Chase & Co.	$4,894,736
25,000	Lehman Brothers Holdings Inc.	1,993,000
40,000	MBNA Corp.	1,008,000
85,000	Merrill Lynch & Co., Inc.	4,226,200

		36,384,257

Insurance - 0.9%
90,000	American International Group, Inc.	6,119,100
25	Berkshire Hathaway Inc., Class A Shares (a)	2,166,250
25,000	The Hartford Financial Services Group, Inc.	1,548,250
47,000	IPC Holdings, Ltd. (b)	1,786,470
115,000	PartnerRe Ltd.	6,289,350
50,000	Willis Group Holdings Ltd. (b)	1,870,000

		19,779,420

Real Estate Investment Trust - 6.6%
78,000	Alexandria Real Estate Equities, Inc.	5,126,160
265,000	AMB Property Corp.	9,810,300
75,000	American Financial Realty Trust	1,058,250
30,000	Apartment Investment & Management Co., Class A Shares (b)	1,043,400
180,000	Archstone-Smith Trust	5,695,200
100,000	Ashford Hospitality Trust (b)	940,000
130,000	Avalonbay Communities, Inc.	7,828,600
143,200	BioMed Realty Trust, Inc.	2,518,888
71,200	Boston Properties, Inc.	3,943,768
55,000	BRE Properties, Inc., Class A Shares	2,109,250
181,900	CarrAmerica Realty Corp.	5,948,130
50,000	Developers Diversified Realty Corp.	1,957,500
85,000	Duke Realty Corp.	2,822,000
210,000	Equity Office Properties Trust	5,722,500
230,000	Equity Residential	7,130,000
120,000	Federal Realty Investment Trust (b)	5,280,000
273,927	General Growth Properties, Inc.	8,491,737
100,000	Gramercy Capital Corp. (a)	1,560,000
37,400	Heritage Property Investment Trust (b)	1,090,958
110,000	Highwoods Properties, Inc.	2,707,100
123,000	iStar Financial Inc.	5,071,290
50,000	Kimco Realty Corp.	2,565,000
30,000	The Macerich Co.	1,598,700
29,000	Pan Pacific Retail Properties, Inc.	1,568,900
345,000	ProLogis	12,157,800
160,000	PS Business Parks, Inc., Class A Shares	6,376,000
85,000	Public Storage, Inc.	4,211,750
28,657	Reckson Associates Realty Corp.	823,889

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE
Real Estate Investment Trust - 6.6% (continued)
74,000	Regency Centers Corp.	$3,440,260
165,000	Simon Property Group, Inc.	8,848,950
188,977	SL Green Realty Corp.	9,790,898
110,000	Vornado Realty Trust	6,894,800

		146,131,978

	TOTAL FINANCIALS	246,153,734

HEALTHCARE - 8.2%

Biotechnology - 2.0%
241,000	Amgen Inc. (a)	13,659,880
357,600	InterMune Inc. (a)(b)	4,216,104
10,000	MacroPore Biosurgery, Inc. (a)	32,534
300,000	MedImmune, Inc. (a)	7,110,000
260,000	OSI Pharmaceuticals, Inc. (a)(b)(d)	15,979,600
252,500	Transkaryotic Therapies, Inc. (a)(b)	4,476,825

		45,474,943

Healthcare Equipment & Supplies - 1.3%
363,300	DJ Orthopedics Inc. (a)(b)	6,412,245
200,000	Fisher Scientific International (a)(b)	11,666,000
152,500	Guidant Corp.	10,071,100

		28,149,345

Healthcare Providers & Services - 0.6%
50,000	Aetna Inc.	4,996,500
100,000	Caremark Rx, Inc. (a)	3,207,000
100,000	Omnicare, Inc.	2,836,000
60,000	PacifiCare Health Systems, Inc. (a)(b)(d)	2,202,000

		13,241,500

Pharmaceuticals - 4.3%
100,000	Bristol-Myers Squibb Co.	2,367,000
500,000	GlaxoSmithKline PLC	10,776,759
282,636	GlaxoSmithKline PLC, ADR (b)	12,359,672
125,000	Merck & Co. Inc.	4,125,000
1,586,300	Pfizer Inc. (d)	48,540,780
40,000	Roche Holdings AG	4,137,102
76,000	Sepracor, Inc. (a)(b)	3,707,280
100,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,595,000
150,000	Wyeth	5,610,000

		94,218,593

	TOTAL HEALTHCARE	181,084,381

INDUSTRIALS - 5.8%

Aerospace & Defense - 1.8%
459,700	The Boeing Co.	23,729,714
150,500	Lockheed Martin Corp.	8,394,890

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE
Aerospace & Defense - 1.8% (continued)
225,000	Raytheon Co.	$8,545,500

		40,670,104

Building Products - 0.5%
289,500	American Standard Cos. Inc. (a)	11,264,445

Commercial Services & Supplies - 0.4%
80,000	ARAMARK Corp., Class B shares	1,931,200
71,500	Avery Dennison Corp.	4,703,270
50,000	R.R. Donnelley & Sons Co.	1,566,000

		8,200,470

Construction & Engineering - 0.2%
182,000	Chicago Bridge & Iron Company N.V. (b)	5,458,180

Industrial Conglomerates - 1.7%
932,000	General Electric Co.	31,296,560
191,000	Tyco International Ltd.	5,856,060

		37,152,620

Machinery - 1.1%
669,000	Navistar International Corp. (a)(b)	24,880,110

Trading Companies & Distributors - 0.1%
45,300	MSC Industrial Direct Co., Class A Shares (b)	1,543,824

	TOTAL INDUSTRIALS	129,169,753

INFORMATION TECHNOLOGY - 4.6%

Communications Equipment - 1.9%
995,700	3Com Corp. (a)	4,201,854
7,575,000	ADC Telecommunications, Inc. (a)(b)(d)	13,710,750
50,000	Comverse Technology, Inc. (a)	941,500
50,000	Nokia Oyj, Sponsored ADR	686,000
6,233,000	Nortel Networks Corp. (a)	21,192,200
31,200	Polycom, Inc. (a)	618,384

		41,350,688

Computers & Peripherals - 0.8%
200,000	Adaptec, Inc. (a)(b)	1,520,000
600,000	Hewlett-Packard Co. (b)	11,250,000
1,250,000	Sun Microsystems, Inc. (a)	5,050,000

		17,820,000

Electronic Equipment & Instruments - 0.2%
200,000	Celestica Inc., Subordinate Voting Shares (a)(b)	2,540,000
348,975	DDI Corp. (a)(b)	1,769,303
250,000	Solectron Corp. (a)	1,237,500

		5,546,803

Internet Software & Services - 1.0%
192,600	Digitas Inc. (a)(b)	1,488,798
994,800	McAfee Inc. (a)	19,995,480

		21,484,278

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 0.2%
171,600	Novellus Systems, Inc. (a)	$4,562,844

Software - 0.5%
362,600	Microsoft Corp.	10,025,890
300,000	Novell, Inc. (a)(b)	1,893,000

		11,918,890

	TOTAL INFORMATION TECHNOLOGY	102,683,503

MATERIALS - 2.6%

Chemicals - 0.1%
15,300	The Scotts Co., Class A Shares (a)	981,495

Containers & Packaging - 0.2%
279,500	Smurfit-Stone Container Corp. (a)(b)	5,413,915

Metals & Mining - 1.4%
413,900	Alcoa Inc.	13,902,901
150,000	Arch Coal, Inc. (b)	5,323,500
198,500	Barrick Gold Corp.	4,176,440
338,000	Compass Minerals International, Inc.	7,503,600

		30,906,441

Paper & Forest Products - 0.9%
370,500	International Paper Co.	14,971,905
69,000	Weyerhaeuser Co.	4,587,120

		19,559,025

	TOTAL MATERIALS	56,860,876

TELECOMMUNICATION SERVICES - 1.2%

Diversified Telecommunication Services - 0.4%
110,000	Cincinnati Bell Inc. (a)(b)	383,900
130,000	Citizens Communications Co. (b)	1,740,700
342,500	MCI Inc. (b)	5,736,875

		7,861,475

Wireless Telecommunication Services - 0.8%
225,000	AT&T Wireless Services, Inc.(a)	3,325,500
362,500	Nextel Communications, Inc., Class A Shares (a)	8,642,000
150,000	Nextel Partners, Inc., Class A Shares (a)(b)	2,487,000
69,600	Spectrasite Inc. (a)	3,236,400

		17,690,900

	TOTAL TELECOMMUNICATION SERVICES	25,552,375

UTILITIES - 2.1%

Electric Utilities - 0.8%
100,000	Entergy Corp.	6,061,000
147,900	FirstEnergy Corp.	6,075,732
216,000	PG&E Corp.(a)	6,566,400

		18,703,132

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

SHARES	SECURITY	VALUE
Gas Utilities - 0.9%
1,419,900	El Paso Corp. (b)	$13,048,881
295,622	Southern Union Co. (a)(b)	6,060,256

		19,109,137

Multi-Utilities - 0.4%
400,000	Aquila, Inc. (a)(b)	1,248,000
332,900	NiSource Inc.	6,994,229

		8,242,229

	TOTAL UTILITIES	46,054,498

	TOTAL COMMON STOCK (Cost - $935,020,166)	1,077,821,009

PREFERRED STOCK - 0.1%

TELECOMMUNICATION SERVICES - 0.1%

Media - 0.1%
1,172	Spanish Broadcasting System, Inc., Series B, 10.750% due 10/15/13 (a)	1,286,270

	TOTAL PREFERRED STOCK (Cost - $1,182,255)	1,286,270

CONVERTIBLE PREFERRED STOCK - 3.1%

ENERGY - 0.1%

Oil & Gas - 0.1%
50,000	Hanover Compressor Cap Trust, 7.250% due 12/15/29 (b)	2,593,750

FINANCIALS - 2.7%

Banks - 0.7%
150,000	Commerce Capital Trust II, 5.950% due 3/11/32	8,962,500
155,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	7,536,875

		16,499,375

Diversified Financials - 1.4%
150,000	Capital One Financial Corp., 6.250% due 5/17/05 (b)	7,941,000
430,000	Host Marriott Financial, 6.750% due 12/2/26	22,800,750

		30,741,750

Insurance - 0.1%
46,200	PartnerRe Ltd., 8.000% due 12/31/04	2,356,200

Real Estate Investment Trust - 0.5%
87,320	Reckson Associates Realty Corp., Series A, 7.625% due 10/15/04	2,282,545
155,900	Simon Property Group, Inc., 6.000% due 12/31/49	8,106,800

		10,389,345

	TOTAL FINANCIALS	59,986,670

MATERIALS - 0.2%

Containers & Packaging - 0.2%
200,000	Smurfit-Stone Container Corp., Series A, 7.000% due 2/15/12	4,980,000

TELECOMMUNICATION SERVICES - 0.1%

Wireless Telecommunications - 0.1%
27,500	Dobson Communications Corp., 6.000% due 1/15/08 (b)	1,374,989

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $66,464,798)	68,935,409

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
$308,452		8.500% due 9/1/25	$340,311
3,294,308		6.000% due 9/1/32	3,408,509
378,893		Series 2764, Class DT, 6.000% due 3/15/34	387,725
943,132		Series 2780, Class SL, 6.000% due 4/15/34	972,345
3,813,668		Federal National Mortgage Association (FNMA), 8.000% due 12/1/12	4,074,807

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $9,174,075)	9,183,697

CORPORATE BONDS - 23.0%

CONSUMER DISCRETIONARY - 6.6%

Hotels, Restaurants & Leisure - 2.9%
4,000,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	4,145,000
		Caesars Entertainment, Inc., Sr. Sub. Notes:
4,425,000	BB-	7.875% due 12/15/05	4,668,375
4,000,000	BB-	8.875% due 9/15/08	4,570,000
575,000	BB-	7.875% due 3/15/10 (b)	652,625
1,000,000	BB-	8.125% due 5/15/11 (b)	1,160,000
250,000	A-	Carnival Corp., 3.750% due 11/15/07	251,365
4,500,000	B-	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09, (9.750% thereafter), due 3/15/14	3,116,250
2,950,000	CCC+	Denny’s Corp., Sr. Notes, 10.000% due 10/1/12 (g)	2,975,813
2,750,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 12/1/12 (b)	3,210,625
5,000,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	5,050,000
2,000,000	B	Kerzner International Ltd., 8.875% due 8/15/11	2,202,500
250,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (g)	259,375
6,000,000	BB-	Mandalay Resort Group, Sr. Sub. Notes, Series B, 10.250% due 8/1/07 (b)	6,840,000
225,000	A	McDonald’s Corp., Notes, Medium-Term Notes, Series E, 5.950% due 1/15/05	240,509
		MGM MIRAGE, Sr. Sub. Notes:
6,000,000	BB-	9.750% due 6/1/07	6,697,500
4,000,000	BB-	8.375% due 2/1/11 (b)	4,435,000
3,655,000	CCC+	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	3,682,413
5,000,000	NR	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	5,687,500
1,250,000	CCC+	Six Flags Inc., Sr. Notes, 9.625% due 6/1/14	1,175,000
4,000,000	B+	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	4,130,000

			65,149,850

Media - 2.3%
2,000,000	B+	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (g)	2,100,000

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Media - 2.3% (continued)
$175,000	BBB-	Clear Channel Communications, Sr. Notes, 6.000% due 11/1/06	$183,849
		Charter Communications Holdings LLC, Sr. Discount Notes:
5,000,000	CCC-	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10	4,062,500
10,000,000	CCC-	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	7,200,000
10,000,000	CCC-	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	6,250,000
		CSC Holdings Inc.:
5,000,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	5,293,750
500,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	570,000
8,000,000	B	Dex Media Inc., Discount Notes, zero coupon until 11/15/08, (9.000% thereafter), due 11/15/13	5,900,000
1,625,000	BB-	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	1,815,938
6,850,000	B	Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13 (b)	6,627,375
2,500,000	BBB-	Rogers Cablesystems Ltd., Sr. Notes, Series B, 10.000% due 3/15/05	2,584,375
175,000	BBB	TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06	183,545
175,000	BBB+	Time Warner Inc., 6.125% due 4/15/06	183,028
875,000	A-	Viacom Inc., Sr. Notes, 7.150% due 5/20/05	900,679
225,000	BBB+	The Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	235,273
7,500,000	CCC+	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14 (b)	7,237,500

			51,327,812

Multiline Retail - 0.7%
175,000	A	Costco Wholesale Corp., Sr. Notes, 5.500% due 3/15/07	184,384
275,000	A-	CVS Corp., Notes, 5.625% due 3/15/06	285,904
275,000	AA	Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	285,807
750,000	CCC+	Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (b)	652,500
1,525,000	B	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (g)	1,521,188
3,000,000	BB+	JC Penny Co. Inc., Notes, 8.000% due 3/1/10	3,431,250
2,500,000	B-	Rite Aid Corp., Sr. Debentures, 6.875% due 8/15/13 (b)	2,200,000
5,000,000	BB	Saks, Inc., Sr. Notes, 7.375% due 2/15/19	5,025,000
275,000	A+	Target Corp., Notes, 5.500% due 4/1/07	291,132
350,000	AA	Wal-Mart Stores, Inc., Notes, 5.580% due 5/1/06 (g)	365,391
1,129,000	BB-	Yell Finance B.V., Sr. Notes, 10.750% due 8/1/11 (b)	1,315,285

			15,557,841

Specialty Retail - 0.4%
325,000	BBB	DaimlerChrysler NA Holding Corp., Notes, 6.400% due 5/15/06 (b)	342,117
3,000,000	B-	Jafra Cosmetics International, Sr. Sub. Notes, 10.750% due 5/15/11	3,412,500
5,000,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (g)	5,075,000
325,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	342,591

			9,172,208

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Textiles & Apparel - 0.3%
$275,000	A	Cintas Corp. No. 2, 5.125% due 6/1/07	$289,546
5,250,000	CCC	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08 (b)	5,446,875
225,000	A-	V. F. Corp., Notes, 8.100% due 10/1/05	236,562

			5,972,983

		TOTAL CONSUMER DISCRETIONARY	147,180,694

CONSUMER STAPLES - 1.2%

Food & Drug Retailing - 0.9%
6,500,000	BB	Ahold Lease USA Inc., Series A-2, 8.620% due 1/2/25	6,942,812
200,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	197,111
6,000,000	B+	Constellation Brands, Inc., Sr. Sub. Notes, Series B,
		8.125% due 1/15/12 (b)	6,615,000
250,000	A	Diageo Capital PLC, Notes, 3.500% due 11/19/07	250,750
5,000,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes,	4,737,500
		8.250% due 12/1/13 (g)
325,000	BBB	Safeway Inc., Notes, 4.800% due 7/16/07	334,300
275,000	A+	Unilever Capital Corp., Sr. Notes, 6.875% due 11/1/05	287,533

			19,365,006

Food Products - 0.2%
175,000	BBB+	Conagra Foods Inc., Notes, 7.500% due 9/15/05	182,241
		Del Monte Corp., Sr. Sub. Notes:
2,000,000	B	8.625% due 12/15/12	2,235,000
1,500,000	B	Series B, 9.250% due 5/15/11	1,657,500
175,000	BBB+	Kellogg Co., Sr. Notes, 2.875% due 6/1/08	171,725
325,000	B	Land O’ Lakes Inc., Secured Notes, 9.000% due 12/15/10 (g)	340,031
225,000	A-	Nabisco Inc., Notes, 6.375% due 2/1/05	227,331

			4,813,828

Household Products - 0.1%
2,025,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (b)	2,085,750

Personal Products - 0.0%
350,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	352,488

		TOTAL CONSUMER STAPLES	26,617,072

ENERGY - 1.5%

Energy Equipment & Services - 1.0%
175,000	BBB+	Consolidated Natural Gas Co., Sr. Notes, Series B, 5.375% due 11/1/06	182,154
175,000	BBB	Duke Energy Corp., Notes, 5.750% due 11/15/06	183,171
		Dynegy Holdings Inc:
6,150,000	CCC+	Debentures, 7.125% due 5/15/18	5,412,000
2,500,000	B-	Secured Notes, 10.125% due 7/15/13 (e)	2,887,500
		El Paso Corp., Sr. Medium-Term Notes:
400,000	CCC+	7.375% due 12/15/12	388,000
5,000,000	CCC+	7.800% due 8/1/31	4,412,500

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Energy Equipment & Services - 1.0% (continued)
		The Williams Cos., Inc., Notes:
$2,500,000	B+	7.625% due 7/15/19	$2,750,000
2,500,000	B+	7.750% due 6/15/31	2,550,000
2,500,000	B+	8.750% due 3/15/32	2,806,250

			21,571,575

Oil & Gas - 0.5%
200,000	BBB+	Burlington Resources 5.60% due 12/1/06	209,888
500,000	A-	Conoco Funding Co., Notes, 5.450% due 10/15/06	524,456
175,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	171,556
11,000,000	NR	Friede Goldman Halter Inc., Sub. Notes, 4.500% due 9/15/04 (h)	962,500
5,000,000	B-	Hanover Compressor Co., Sub. Notes, zero coupon due 3/31/07	4,250,000
250,000	A	Keyspan Corp., Sr. Notes, 6.150% due 6/1/06 (b)	262,495
650,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	741,000
3,250,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	3,688,750
225,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	245,995

			11,056,640

		TOTAL ENERGY	32,628,215

FINANCIALS - 2.0%

Banks - 0.2%
250,000	A+	ABN Amro Bank NV, Sub. Notes, 7.125% due 6/18/07	274,594
325,000	A+	American Express Centurion Corp., Notes, Floating Rate 1.980% due 7/19/04	325,068
270,000	A+	Banesto Finance 7.500% due 3/25/07	296,070
400,000	A	Bank of America Corp., Sub. Notes, 6.375% due 2/15/08	436,008
175,000	BBB+	Bank United Corp., Sub. Notes, 8.875% due 5/1/07	196,978
325,000	A-	BB&T Corp., Sub. Notes, Redeemable and Putable Securities, 6.375% due 6/30/05	333,937
275,000	A	Corporacion Andina De Fomento Inc., Notes, Floating Rate 1.520% due 1/26/07	275,762
300,000	AA-	Fifth Third Bancorp, Notes, 2.700% due 1/30/07	297,672
250,000	A+	FleetBoston Financial Corp., Sr. Medium-Term Notes, Series T, 4.200% due 11/30/07	256,971
210,000	A	KeyBank National Association, Bank Notes, Series T, 5.000% due 7/17/07	218,714
350,000	A+	M & I Marshall & Ilsley Bank, Certificate of Deposit Notes, 1.568% due 3/10/05	349,333
300,000	AA-	SunTrust Banks, Inc., Sr. Bank Notes, Series T, 2.125% due 1/30/06	298,358
350,000	AA-	US Bank NA, Notes, 2.870% due 2/1/07	347,890
225,000	A1*	Wachovia Corp., Sub. Notes, 6.400% due 4/1/08	245,208
225,000	AA-	Wells Fargo and Co., Notes, Floating Rate 1.990% due 3/23/07	225,216

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Banks - 0.2% (continued)
$175,000	BBB	Zions Bancorp, Sr. Notes, 2.700% due 5/1/06	$174,458

			4,552,237

Diversified Financials - 1.4%
5,000,000	CCC	Alamosa Delaware Inc., Sr. Notes, 8.500% due 1/31/12	5,087,500
250,000	A+	American General Finance Corp., Medium-Term Notes, Series G, 5.750% due 3/15/07	264,315
325,000	BBB+	Amvescap PLC, Sr. Notes, 5.900% due 1/15/07	343,176
5,500,000	B-	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	5,596,250
3,000,000	CCC+	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (g)	2,857,500
4,500,000	B-	BCP Claylux Holdings Inc., Sr. Sub. Notes, 9.625% due 6/15/14 (g)	4,882,500
500,000	A+	BHP Finance USA Ltd., 6.690% due 3/1/06	525,301
225,000	A	The Bear Stearns Cos. Inc., Notes, 6.500% due 5/1/06	237,494
112,000	A	Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06 (b)	116,976
275,000	A	Caterpillar Finance Service Corp. Notes, Series F, 3.000% due 2/15/07	273,641
350,000	BBB	Cendant Corp., Notes, 6.875% due 8/15/06	373,212
250,000	A	CIT Group Inc., Notes, 6.500% due 2/7/06	262,001
250,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series K, 5.500% due 2/1/07	262,262
200,000	A+	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07 (b)	212,209
250,000	BBB-	Ford Motor Credit Co., Notes, 6.500% due 1/25/07	264,937
250,000	AAA	General Electric Cap CRP, Notes, Series A, Floating Rate 1.979% due 6/22/07	250,278
175,000	BBB-	General Motors Acceptance Corp., Notes, 6.125% due 9/15/06	183,031
250,000	A	Household Finance Corp., Notes, 5.750% due 1/30/07	264,390
225,000	AA-	International Lease Finance Corp., Notes, 5.750% due 10/15/06	237,549
325,000	A-	John Deere Capital Corp., Notes, 5.125% due 10/19/06	338,286
250,000	A+	JPMorgan Chase & Co., Sr. Notes, 5.350% due 3/1/07	262,614
5,000,000	B	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	5,675,000
1,000,000	A	Lehman Brothers Holdings Inc., Notes, 7.750% due 1/15/05	1,015,473
275,000	A+	Morgan Stanley, 5.800% due 4/1/07	292,010
200,000	BBB	NiSource Finance Corp., Sr. Notes, 7.625% due 11/15/05	210,215
225,000	A-	Reed Elsevier Capital Inc., Bonds, 6.125% due 8/1/06	236,869
170,000	A+	Rio Tinto LTD, Notes, 2.625% due 9/30/08	163,498
200,000	A	SLM Corp., Sr. Notes, Series MTN1, Floating Rate 1.860% due 1/26/09	199,690
		Textron Financial Corp., Notes:
500,000	A-	7.125% due 12/9/04	504,454
250,000	A-	Series E, 2.750% due 6/1/06	248,906

			31,641,537

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Insurance - 0.1%
$275,000	A	The Chubb Corp., Notes, 6.150% due 8/15/05	$282,764
250,000	A-	The Hartford Financial Services Group, Inc., Sr. Notes, 2.375% due 6/1/06	247,363
300,000	A+	Marsh & McLennan Cos. Inc., Notes, Floating Rate 2.193% due 7/13/07	300,112
325,000	A	MGIC Investment Corp., Senior Notes, 7.500% due 10/15/05	339,678
500,000	AA	Monumental Global Funding II, Secured Notes, 6.050% due 1/19/06 (g)	522,795
300,000	AA-	Nationwide Life Global Fund, Notes, Floating Rate 2.060% due 9/28/07 (g)	299,960
325,000	AA	Protective Life U.S. Funding Trust, Notes, 5.875% due 8/15/06 (g)	342,565

			2,335,237

Real Estate Investment Trusts - 0.3%
687,000	B-	FelCor Lodging L.P., Sr. Notes, 10.000% due 9/15/08	724,785
5,000,000	CCC+	Meristar Hospitality Finance Corp., Sr. Notes, 9.125% due 1/15/11	5,262,500

			5,987,285

		TOTAL FINANCIALS	44,516,296

HEALTHCARE - 0.8%

Healthcare Equipment & Supplies - 0.2%
275,000	A-	Baxter International Inc., Notes, 5.250% due 5/1/07	287,665
4,825,000	NR	Elan Corp. PLC, Secured Notes, Floating Rate 7.720% due 3/15/05	4,897,375

			5,185,040

Healthcare Providers & Services - 0.6%
1,750,000	B-	Ameripath Inc., Sr. Notes, 10.500% due 4/1/13	1,793,750
175,000	BB+	HCA Inc., Sr. Notes, 7.125% due 6/1/06	184,696
5,500,000	B-	Iasis Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (g)	5,788,750
225,000	BBB	Quest Diagnostics Inc., Sr. Notes, 6.750% due 7/12/06 (b)	239,033
		Tenet Healthcare Corp.:
4,350,000	B-	Notes, 7.375% due 2/1/13 (b)	4,110,750
650,000	B-	Sr. Notes, 5.375% due 11/15/06 (b)	655,688
25,000	B-	Sr. Notes, 9.875% due 7/1/14 (g)	26,250
250,000	A	United Health Group Inc., Sr. Notes, 3.300% due 1/30/08	248,584
175,000	A-	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	184,655

			13,232,156

		TOTAL HEALTHCARE	18,417,196

INDUSTRIALS - 2.0%

Aerospace & Defense - 0.5%
225,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	251,646
1,250,000	BBB-	Raytheon Co., Notes, 6.500% due 7/15/05	1,287,250
7,500,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	8,287,500

			9,826,396

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Building Products - 0.3%
$5,000,000	BBB-	American Standard, Inc., Sr. Bonds, 8.250% due 6/1/09	$5,775,000
250,000	BBB+	Masco Corp., Sr. Notes, 6.750% due 3/15/06	263,606

			6,038,606

Diversified Industrials - 0.7%
250,000	A+	Cargill Inc., Notes, 6.250% due 5/1/06 (g)	263,059
2,175,000	B	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	2,131,500
275,000	A-	Cooper Industries Inc., 5.250% due 7/1/07	288,589
275,000	A-	Eaton Corp., Notes, 6.950% due 11/15/04	276,455
175,000	BBB+	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	183,920
6,500,000	B	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	7,085,000
4,000,000	B	Koppers Inc., 9.875% due 10/15/13	4,440,000

			14,668,523

Industrial Conglomerates - 0.1%
225,000	A	Honeywell International Inc., Notes, 6.875% due 10/3/05	234,125
2,500,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)(g)	2,575,000
175,000	BBB	Tyco International Group SA, Notes, 6.375% due 6/15/05	179,523

			2,988,648

Machinery - 0.2%
5,000,000	B+	Allied Waste North America, Inc., Sr. Notes, 7.375% due 4/15/14 (b)	4,837,500

Transportation - 0.2%
1,300,000	B-	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (g)	1,378,000
2,500,000	B+	OMI Corp., Sr. Notes, 7.625% due 12/1/13	2,578,125
170,000	BBB	Union Pacific Corp., Notes, 7.600% due 5/1/05	174,856

			4,130,981

		TOTAL INDUSTRIALS	42,490,654

INFORMATION TECHNOLOGY - 1.2%

Communications Equipment - 0.6%
2,500,000	CCC	Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13 (b)	2,631,250
		Lucent Technologies Inc.:
10,000,000	B	Debentures, 6.450% due 3/15/29	8,150,000
3,500,000	B	Notes, 5.500% due 11/15/08	3,517,500

			14,298,750

Computers & Peripherals - 0.0%
550,000	A-	Hewlett-Packard Co., Notes, 7.150% due 6/15/05	568,135

IT Consulting & Services - 0.4%
		Unisys Corp., Sr. Notes:
1,500,000	BB+	8.125% due 6/1/06	1,606,875
6,000,000	BB+	7.875% due 4/1/08 (b)	6,195,000

			7,801,875

Semiconductor Equipment & Products - 0.2%
5,000,000	B	Amkor Technology, Inc., Sr. Notes, 7.750% due 5/15/13 (b)	4,125,000

		TOTAL INFORMATION TECHNOLOGY	26,793,760

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
MATERIALS - 3.3%

Chemicals - 1.9%
$2,500,000	B+	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	$2,825,000
5,000,000	B-	Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due 8/15/11	5,625,000
3,000,000	B+	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	3,435,000
5,000,000	CCC+	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (b)	5,275,000
7,500,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	8,400,000
129,000	NR	Key Plastics Holdings, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (h)(i)	161
4,750,000	B+	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12 (b)	5,533,750
750,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	785,625
223,000	A	PPG Industries Inc., Notes, 6.500% due 11/1/07	243,226
4,475,000	B	Resolution Performance Products LLC, Secured Notes, 8.000% due 12/15/09	4,642,813
		Rhodia SA:
		Sr. Notes:
3,150,000	CCC+	7.625% due 6/1/10 (b)	2,953,125
1,500,000	CCC+	10.250% due 6/1/10 (b)	1,560,000
1,850,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	1,618,750

			42,897,450

Containers & Packaging - 0.5%
2,500,000	B+	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	2,862,500
1,000,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	1,107,500
2,800,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (b)	2,877,000
2,900,000	B	Stone Container Finance Co. of Canada II, Sr. Notes, 7.375% due 7/15/14 (g)	3,052,250

			9,899,250

Iron & Steel - 0.2%
2,100,000	B+	AK Steel Corp., 7.875% due 2/15/09 (b)	2,094,750
2,150,000	B	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	2,381,125

			4,475,875

Paper & Forest Products - 0.7%
3,500,000	BB	Abitibi - Consolidated Inc. 8.850% due 8/1/30	3,482,500
5,000,000	BB	Bowater Inc., Notes, 6.500% due 6/15/13 (b)	4,876,495
		Tembec Industries, Inc., Sr. Notes:
5,000,000	BB-	8.625% due 6/30/09 (b)	5,150,000
2,500,000	BB-	8.500% due 2/1/11 (b)	2,625,000
75,000	BBB	Weyerhaeuser Co., Notes, 5.500% due 3/15/05	75,993

			16,209,988

		TOTAL MATERIALS	73,482,563

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 3.0%

Diversified Telecommunication Services - 1.6%
$275,000	A	Bellsouth Corp. Notes, 4.119% due 4/26/05 (g)	$277,717
250,000	A+	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08	265,434
11,750,000	B+	Insight Midwest, Sr. Notes, 10.500% due 11/1/10 (b)	12,925,000
400,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)(g)	435,000
1,300,000	B+	Panamsat Corp., 9.000% due 8/15/14 (g)	1,358,500
		Qwest Services Corp., Notes:
5,255,000	B	13.500% due 12/15/10 (g)	6,161,488
10,675,000	B	14.500% due 12/15/14 (g)	12,970,125
285,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	297,684
301,000	BBB+	Telecom Italia Capital, Notes, 4.000% due 11/15/08 (g)	302,976
275,000	A+	Verizon Communications, Debentures, 6.360% due 4/15/06	288,825

			35,282,749

Wireless Telecommunication Services - 1.4%
7,551,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (b)	7,941,815
5,000,000	BBB	AT&T Wireless Services Inc., Notes, 8.125% due 5/1/12	6,050,470
		Crown Castle International Corp., Sr. Notes:
3,400,000	CCC	9.375% due 8/1/11	3,927,000
2,500,000	CCC	10.750% due 8/1/11 (b)	2,793,750
3,000,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09 (b)	3,225,000
3,000,000	CCC	Ubiquitel Operating Co., Sr. Notes, 9.875% due 3/1/11	3,138,750
2,375,000	CCC-	US Unwired Inc., Secured Notes, Series B, 10.000% due 6/15/12	2,475,938
225,000	A	Vodafone Group PLC, Notes, 7.625% due 2/15/05	229,394

			29,782,117

		TOTAL TELECOMMUNICATION SERVICES	65,064,866

UTILITIES - 1.4%

Electric Utilities - 1.4%
2,500,000	B-	AES Corp., Sr. Notes, 7.750% due 3/1/14	2,593,750
3,000,000	BB-	BRL Universal Equipment 2001A., L.P., Secured Notes, 8.875% due 2/15/08	3,210,000
		Calpine Corp., Sr. Notes:
1,225,000	CCC+	8.500% due 5/1/08 (b)	851,375
1,850,000	B	8.500% due 7/15/10 (b)(g)	1,424,500
1,345,000	CCC+	8.625% due 8/15/10 (b)	880,975
2,500,000	CCC+	Calpine Generating Co., Secured Notes, Floating Rate 10.250% due 4/1/11 (b) (g)	2,262,500
150,000	BBB	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	151,675
7,500,000	B	Edison Mission Energy, Sr. Notes, 10.000% due 8/15/08	8,812,500
250,000	A-	FPL Group Capital Inc., Notes, 3.250% due 4/11/06	251,662
250,000	A	Georgia Power Co., Sr. Notes, Series J, 4.875% due 7/15/07 (b)	260,060
250,000	A+	Niagra Mohawk Power Corp., Secured Notes, 7.750% due 5/15/06	268,376
5,125,000	B+	NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (g)	5,515,781

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Electric Utilities - 1.4% (continued)
$175,000	BBB-	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	$183,143
5,000,000	B	Reliant Energy Inc., Secured Notes, 9.250% due 7/15/10	5,393,750

			32,060,047

Multi -Utilities - 0.0%
176,000	BBB+	United Utilities Note, 6.450% due 4/1/08	190,925

		TOTAL UTILITIES	32,250,972

		TOTAL CORPORATE BONDS (Cost - $478,045,007)	509,442,288

CONVERTIBLE BONDS - 10.8%

CONSUMER DISCRETIONARY - 0.7%

Media - 0.7%
2,000,000	CCC-	Charter Communications Inc., Notes, 4.750% due 6/1/06	1,720,000
15,000,000	B	Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06	14,662,500

		TOTAL CONSUMER DISCRETIONARY	16,382,500

FINANCIALS - 0.2%

Diversified Financials - 0.2%
3,750,000	B-	E*Trade Group, Inc., Sub. Notes, 6.000% due 2/1/07	3,853,125

HEALTHCARE - 2.5%

Biotechnology - 1.7%
		BioMarin Pharmaceuticals Inc., Sub. Notes:
4,000,000	NR	3.500% due 6/15/08 (g)	3,485,000
5,000,000	NR	3.500% due 6/15/08	4,356,250
5,500,000	NR	CV Therapeutics, Inc., Sub. Notes, 4.750% due 3/7/07	5,520,625
9,000,000	NR	InterMune Inc., Sr. Notes, 0.250% due 3/1/11 (g)	7,222,500
15,000,000	NR	Vertex Pharmacueticals Inc., Sr. Sub. Notes, 5.750% due 2/15/11 (g)	15,843,750

			36,428,125

Pharmaceuticals - 0.8%
3,500,000	CCC+	Alpharma Inc., Sr. Sub. Notes, 3.000% due 6/1/06	4,375,000
5,000,000	B-	Cephalon, Inc., Sub. Notes, 2.500% due 12/15/06	4,887,500
10,000,000	NR	Nektar Therapeutic, Sub. Notes, 3.500% due 10/17/07	9,387,500

			18,650,000

		TOTAL HEALTHCARE	55,078,125

INDUSTRIALS - 0.5%

Commercial Services & Supplies - 0.3%
7,000,000	B+	Allied Waste Industries, Sr. Sub. Notes, 4.250% due 4/15/34	6,168,750

Industrial Conglomerates - 0.2%
4,000,000	BBB	Tyco International Group, Sr. Notes, 2.750% due 1/15/18 (g)	5,625,000

		TOTAL INDUSTRIALS	11,793,750

INFORMATION TECHNOLOGY - 6.0%

Communications Equipment - 2.2%
35,000,000	B	CIENA Corp., Sr. Notes, 3.750% due 2/1/08	30,012,500

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Communications Equipment - 2.2% (continued)
$4,000,000	BB-	Comverse Technology, Inc., Debentures, 1.500% due 12/1/05	$3,900,000
16,000,000	B-	Nortel Networks Corp., 4.250% due 9/1/08	15,520,000

			49,432,500

Computers & Peripherals - 0.2%
4,000,000	CCC+	Silicon Graphics Inc., 6.500% due 6/1/09	5,140,000

Electronic Equipment - 0.4%
15,000,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20	7,912,500

Internet Software & Services - 1.1%
8,000,000	NR	Akamai Technologies, Inc., Sub. Notes, 5.500% due 7/1/07	8,120,000
18,000,000	NR	i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06	16,830,000

			24,950,000

Semiconductor Equipment & Products - 1.4%
4,000,000	B	Agere Systems, Inc., Sub. Notes, 6.500% due 12/15/09	4,025,000
		Amkor Technology, Inc., Sub. Notes:
6,000,000	CCC+	5.750% due 6/1/06 (b)	5,280,000
2,750,000	CCC+	5.000% due 3/15/07 (b)	2,310,000
32,000,000	NR	Atmel Corp., Sub. Notes, zero coupon due 5/23/21	14,120,000
6,000,000	CCC+	Conexant Systems, Inc., 4.000% due 2/1/07	5,340,000

			31,075,000

Software - 0.7%
4,000,000	NR	BEA Systems, Inc., Sub. Notes, 4.000% due 12/15/06	4,005,000
11,500,000	NR	Manugistics Group, Inc., Sub. Notes, 5.000% due 11/1/07	10,235,000

			14,240,000

		TOTAL INFORMATION TECHNOLOGY	132,750,000

UTILITIES - 0.9%

Gas Utilities - 0.9%
40,000,000	CCC+	El Paso Corp., Sr. Notes, zero coupon due 2/28/21	20,599,999

		TOTAL CONVERTIBLE BONDS (Cost - $228,128,165)	240,457,499

ASSET-BACKED SECURITIES - 3.2%
		Aegis Net Interest Margin Trust:
1,268,307	BBB+	Series 2004-2N, Class N1, 4.500% due 4/25/34 (g)	1,264,586
644,687	BBB+	Series 2004-WN8, Class A, 4.700% due 7/25/34 (g)	644,444
3,000,000	A+	Argent Securities Inc., Series 2004-W8, Class M4, Floating Rate 3.140% due 5/25/34	3,008,487
1,000,000	A	Ameriquest Mortgage Securities Inc., Series 2003-12, Class M2, Floating Rate 3.315% due 11/25/33	1,021,643
		Bayview Financial Acquisition Trust:
400,000	A2*	Series 2001-CA, Class M3, Floating Rate 3.090% due 8/25/36 (g)	397,000
1,170,558	AA	Series 2002-DA, Class M1, Floating Rate 2.690% due 8/25/32 (g)	1,176,215
1,500,000	AA+	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE5, Class M1, Floating Rate 2.410% due 7/25/34	1,500,934

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.2% (continued)
		Bear Stearns Asset Backed Securities, Net Interest Margin Note:
$256,639	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (g)	$256,171
1,154,115	BBB	Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (g)	1,158,969
		Series 2004-HE5N:
811,286	A	Class A1, 5.000% due 7/25/34 (g)	811,527
79,000	BBB	Class A2, 5.000% due 7/25/34 (g)	78,779
887,732	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (g)	888,383
709,713	BB	Chase Commercial Mortgage Securities Corp., Series 2000-FL1A, Class E, Floating Rate 3.550% due 12/12/13 (g)	683,103
1,900,000	A	Chase Funding Mortgage Loan Asset-Backed, Series 2004-1, Class 2M2, Floating Rate 2.720% due 7/25/33	1,901,184
349,238	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, Floating Rate 2.940% due 7/25/28	227,005
		Commercial Mortgage Pass-Through Certificates:
2,000,000	AAA	Series 2002-FL6, Class E, Floating Rate 2.760% due 6/14/14 (g)	2,009,378
700,000	A+	Series 2003-FL9, Class E, Floating Rate 2.760% due 11/15/15 (g)	704,494
		Countrywide Asset-Backed Certificates:
2,795,186	AA	Series 1999-2, Class MV1, Floating Rate 2.280% due 5/25/29	2,798,211
750,000	AA	Series 2003-3, Class M4, Floating Rate 3.240% due 3/25/33	761,485
1,163,047	BBB	Series 2004-2N, Class N1, 5.000% due 2/25/35 (g)	1,160,881
440,000	AA	Series 2004-5, Class M4, Floating Rate 3.090% due 6/25/34	440,274
889,906	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (g)	889,995
1,549,474	BBB	Credit-Based Asset Servicing and Securitization LLC, Series 2004-AN, Class A, 5.000% due 9/27/36 (g)	1,537,430
3,285,000	A2*	CS First Boston Mortgage Securities Corp., Series 2001-HE8, Class M2, Floating Rate 2.890% due 2/25/31	3,293,288
826,361	BBB+	Finance America Net Interest Margin Trust, Series 2004-1, Class A, 5.250% due 6/27/34 (g)	826,428
		First Consumer’s Master Trust:
101,781	BB	Series 1999-A, Class A, 5.800% due 12/15/05 (g)	101,656
657,977	B	Series 2001-A, Class A, Floating Rate 2.070% due 9/15/08	641,351
1,000,000	A+	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, Floating Rate 2.740% due 3/25/34	1,000,623
944,175	A-	First Franklin Net Interest Margin Trust, Series 2004-FF7A, Class A, 5.000% due 9/27/34 (g)	946,278
		Freemont Home Loan Trust:
1,000,000	A+	Series 2004-1, Class M5, Floating Rate 2.940% due 2/25/34	1,000,623
1,750,000	A+	Series 2004-B, Class M4, Floating Rate 3.010% due 5/25/34	1,754,349
932,658	BBB+	Freemont Net Interest Margin Trust, Notes, Series 2004-B, 4.703% due 5/25/34 (g)	931,056
1,119,178	NR	Guaranteed Residential Securities Trust, Series 1999-A, Class A, Floating Rate 2.390% due 1/28/30 (g)	1,096,794

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.2% (continued)
$2,648,548	A+	IMPAC CMB Trust, Series 2004-4, Class 2M2, Floating Rate 3.340% due 9/25/34	$2,660,064
		MLCC Mortgage Investors, Inc.:
750,000	AA-	Series 2004-A, Class B2, Floating Rate 2.760% due 4/25/29	749,165
750,000	AA-	Series 2004-B, Class B2, Floating Rate 2.720% due 5/25/29	749,598
1,023,175	BBB+	Merrill Lynch Mortgage Investors, Inc., Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (g)	1,023,004
		Morgan Stanley ABS Capital I:
318,807	BBB+	Notes, Series 2004-NC2N, 6.250% due 12/25/33 (g)	319,108
1,600,000	A	Series 2004-HE4, Class M2, Floating Rate 3.140% due 5/25/34	1,600,995
		New Century Home Equity Loan Trust:
500,000	A	Series 2001-NC1, Class M2, Floating Rate 2.910% due 6/20/31	501,919
1,000,000	A	Series 2003-4, Class M2, Floating Rate 3.660% due 10/25/33	1,030,775
1,500,000	NR	North Street Referenced Linked Notes 2000-1, Secured Notes, Floating Rate 2.380% due 7/30/10 (g)	705,000
		Novastar Home Equity Loan:
2,500,000	A	Series 2003-4, Class M2, Floating Rate 3.465% due 2/25/34	2,558,629
1,000,000	A+	Series 2004-1, Class M4, Floating Rate 2.815% due 6/25/34	1,002,053
1,500,000	A	Series 2004-2, Class M5, Floating Rate 3.340% due 9/25/34	1,508,272
1,585,764	A	Novastar Net Interest Margin Note, Series 2004-N2, 4.458% due 6/26/34 (d)	1,581,194
		Option One Mortgage Loan Trust:
1,300,000	A	Series 2003-4, Class M2, Floating Rate 3.490% due 7/25/33	1,309,320
750,000	AA	Series 2004-2, Class M2, Floating Rate 2.890% due 5/25/34	750,467
		Sail Net Interest Margin Notes:
489,327	Baa2*	Series 2003-BC2A, Class A, Floating Rate 7.750% due 4/27/33 (g)	485,231
4,550,000	BBB-†	Series 2003-BC2A, Class B, 7.750% due 4/25/33 (g)	4,252,531
309,330	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (g)	309,087
1,610,101	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (g)	1,608,088
1,422,131	A-	Series 2004-5A, Class A, 4.500% due 6/25/34 (g)	1,419,909
938,233	A-	Series 2004-8A, Class A, 5.000% due 9/27/34 (g)	940,283
1,743,013	A-	Sasco Net Interest Margin Trust, Series 2003-12XS, Class A, 7.500% due 4/28/33 (g)	1,712,510
218,785	Ba2*	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 7/25/04	203,470
1,129,654	BBB	Sharp LLC Net Interest Margin Trust, Series 2004-OP1N, 5.190% due 4/25/34 (g)	1,129,404
2,000,000	A	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, Floating Rate 3.690% due 10/25/33	2,034,104
565,231	Aa2*	WMC Mortgage Loan Pass-Though Certificates, Series 1999-A, Class M2, Floating Rate 3.260% due 10/15/29	570,213

		TOTAL ASSET-BACKED SECURITIES (Cost - $69,638,256)	69,627,417

See Notes to Schedule of Investments

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)(continued)	September 30, 2004

CONTRACTS	SECURITY	VALUE
PURCHASED OPTIONS - 0.5%
Purchased Puts - 0.5%
7,500	S&P 500 Index, Put @ 1,075, Expire 12/18/04	$10,875,000

	TOTAL PURCHASED OPTIONS (Cost - $28,998,750)	10,875,000

	SUB-TOTAL INVESTMENTS (Cost - $1,816,651,472)	1,987,628,589

FACE AMOUNT
REPURCHASE AGREEMENT - 9.4%
$208,757,000	Morgan Stanley Tri-Party Repo dated 9/30/04, 1.840% due 10/1/04; Proceeds at maturity - $208,767,670; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.325% due 5/15/05 to 10/3/22; Market Value - $ 212,932,276) (Cost - $208,757,000)	208,757,000

	TOTAL INVESTMENTS - 99.2% (Cost - $2,025,408,472**)	2,196,385,589
	Other Assets in Excess of Liabilities - 0.8%	17,593,694

	TOTAL NET ASSETS - 100.0%	$2,213,979,283

LOANED SECURITIES COLLATERAL
252,863,016	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $252,863,016)	$252,863,016

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Name change to OfficeMax effective November 1, 2004.
(d)	All or a portion of this security is segregated for open futures contracts and extended settlements.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	All ratings are by Standard & Poor’s Rating Service except for those identified by an asterisk (“*”), which are rated by Moody’s Investors Service, or by a dagger (“†”), which are rated by Fitch Ratings.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(h)	Security is currently in default.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 22 and 23 for definitions of ratings and certain abbreviations.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

AA — Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is very strong.

A — Bonds and preferred stock considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB — Bonds rated “BBB” by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Capital and Income Fund (“Fund”) is a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts – The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Lending of Portfolio Securities – The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

(e) Option Contracts – When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(f) Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

(g) Investment Transactions - Security transactions are accounted for on trade date.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$241,651,402
Gross unrealized depreciation	(70,674,285)

Net unrealized appreciation	$170,977,117

At September 30, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
S&P 500 Index	500	12/04	$140,821,750	$139,362,500	$(1,149,250)

At September 30, 2004, the Fund loaned securities having a market value of $247,755,600. The fund received cash collateral amounting to $252,863,016, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2a-7 money market fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date November 29, 2004